Details of Significant Accounts - Cash and cash equivalents, schedule of cash and cash equivalents (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024	Dec. 31, 2023
Details of Significant Accounts [Abstract]
Checking accounts	$ 2,951	$ 3,651
Demand deposits	15,237	17,246
Time deposits	106,900	106,000
Others	249	224
Cash and cash equivalents	$ 125,337	$ 127,121	$ 120,796	$ 123,871